Reporting Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2025
Reporting Segment and Geographic Information [Abstract]
Schedule of Significant Expenses

The following table presents information about the significant expenses regularly provided to the Company’s CODM and included in the reported measure of segment loss for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025

Significant and other segment expenses:
Salaries and related benefits, including SBC, net	$19,178	$21,865	$23,468
Clinical trials, subcontractors and materials, net	7,784	6,198	9,248
Professional, legal and marketing expenses	4,412	3,149	4,596
Other segment items [1]	4,306	4,830	4,976
Financial expenses (income), net	(6,539)	(4,298)	218
Tax on income	16	6	121

Segment net loss	$29,157	$31,750	$42,627

[1]	Other segment items included in segment net loss primarily includes rent and related, depreciation and travel expenses.

Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets

The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2024	2025

Domestic (Israel)	$16,357	$15,299
United States	4,756	11,205
Japan	430	371

Total property and equipment, net and right-of-use assets	$21,543	$26,875